SUPPLEMENT DATED AUGUST 17, 2012
TO

PROSPECTUS DATED MAY 1, 2008 FOR
FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008 FOR
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED APRIL 29, 2011 FOR
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

On August 9, 2012, shareholders approved the reorganization of the MFS Growth Portfolio (“Growth Portfolio”) into the MFS Growth Series (“Growth Series”).  After the close of business on August 17, 2012, all of the assets of the Growth Portfolio will be transferred to the Growth Series and shareholders of the Growth Portfolio will receive shares of the Growth Series in exchange for their Growth Portfolio shares.  The Growth Portfolio is no longer an available investment option and all references to that Portfolio are deleted from the prospectus.

Please retain this supplement with your prospectus for future reference.